Operating Segments - Summary of Assets by Operating Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 1,941.3	$ 1,770.7	$ 1,649.2	$ 1,687.6
Intangible assets	2,502.9	2,331.0	$ 2,246.5	$ 2,213.4
Right of use	104.7	88.0
Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	1,941.3	1,770.7
Intangible assets	2,502.9	2,331.0
Right of use	104.7	88.0
Total	4,548.9	4,189.7
Operating Segments [member] | Unallocated [member]
Disclosure of geographical areas [line items]
Intangible assets		27.9
Total	0.0	27.9
Commercial Aviation [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	625.7	544.9
Intangible assets	1,202.9	1,191.4
Right of use	4.2	4.5
Total	1,832.8	1,740.8
Defense & Security [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	177.5	176.1
Intangible assets	126.3	92.9
Right of use	4.2	5.0
Total	308.0	274.0
Executive Aviation [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	465.3	447.5
Intangible assets	923.1	905.2
Right of use	14.4	16.1
Total	1,402.8	1,368.8
Service & support [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	656.8	594.0
Intangible assets	39.2	31.0
Right of use	80.3	60.9
Total	776.3	685.9
All Other Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	16.0	8.2
Intangible assets	211.4	82.6
Right of use	1.6	1.5
Total	229.0	92.3
Total reportable Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	1,941.3	1,770.7
Intangible assets	2,502.9	2,303.1
Right of use	104.7	88.0
Total	$ 4,548.9	$ 4,161.8